ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER
ACCOUNTS PAYABLE AND OTHER

AS AT DEC. 31 (MILLIONS)	2019	2018
Accounts payable	$9,583	$6,873
Provisions	4,104	2,830
Lease liabilities	5,494	—
Other liabilities	23,896	14,286
Total	$43,077	$23,989

The current and non-current balances of accounts payable, provisions and other liabilities are as follows:

AS AT DEC. 31 (MILLIONS)	2019	2018
Current	$23,212	$14,337
Non-current	19,865	9,652
Total	$43,077	$23,989

Post-Employment Benefits
The company offers pension and other post-employment benefit plans to employees of certain of its subsidiaries. The company’s obligations under its defined benefit pension plans are determined periodically through the preparation of actuarial valuations. The benefit plans’ in-year valuation change was a decrease of $149 million (2018 – a decrease of $19 million). The discount rate used was 3% (2018 – 2%) with an increase in the rate of compensation of 2% (2018 –  2%), and an investment rate of 6% (2018 – 3%).

AS AT DEC. 31 (MILLIONS)	2019	2018
Plan assets	$3,029	$1,981
Less accrued benefit obligation:
Defined benefit pension plan	(3,995)	(2,548)
Other post-employment benefits	(173)	(148)
Net liability	(1,139)	(715)
Less: net actuarial gains (losses) and other	13	(10)
Accrued benefit liability	$(1,126)	$(725)